Mercedes-Benz Auto Lease
T
rust 2021-B

Amounts in USD
Investor Report
Collection Period Ended
29-Feb-2024
Dates
29-Feb-2024
Collection Period No.
Collection Period (from... to)
Determination Date
Record Date
Payment Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... 3/15/2024
Actual/360 Days

30/360 Days

1-Feb-2024
13-Mar-2024
14-Mar-2024
15-Mar-2024
15-Feb-2024
15-Feb-2024
15-Mar-2024
15-Mar-2024
Summary
Beginning
Balance
0.00
0.00
0.00
70,101,589.70
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
0.000000
290.565872
Initial
Balance
264,600,000.00
452,600,000.00
452,600,000.00
120,120,000.00
Note
Factor
0.000000
0.000000
0.000000
0.293030
Principal
Payment
0.00
0.00
0.00
34,902,772.55
Ending
Balance
0.00
0.00
0.00
35,198,817.15
70,101,589.70
T
otal Note Balance
1,289,920,000.00
34,902,772.55
35,198,817.15
Overcollateralization
180,074,942.44
180,074,942.44
180,079,530.12
T
otal Securitization
V
alue
present value of lease payments
present value of Base Residual
V
alue
1,469,999,530.12
683,921,034.56
786,078,495.56
215,273,759.59
33,683,757.19
181,590,002.40
250,176,532.14
39,738,848.93
210,437,683.21
Amount
Percentage
Initial Overcollateralizatio
n
Amount
T
arget Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
180,079,530.12
180,074,942.44
180,074,942.44
12.25%
12.25%
12.25%
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
0.220000%
0.400000%
0.510000%
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.000000
0.248028
Interest & Principal
Payment
0.00
0.00
0.00
34,932,565.73
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
0.000000
290.813901
Interest Payment
0.00
0.00
0.00
29,793.18
$34,932,565.73
T
otal
29,793.18

Mercedes-Benz Auto Lease
T
rust 2021-B
Investor Report
Collection Period Ended

Amounts in USD
29-Feb-2024
Lease Payments Received
Net Sales Proceeds-early terminations (incl Defaulted Leases)
Net Sales Proceeds-scheduled terminations
Excess wear and tear included in Net Sales Proceeds
Excess mileage included in Net Sales Proceeds
Repurchase Payments
Advances made by the Servicer
Investment Earnings
T
otal
A
vailable Collections
T
otal Exchange Note Payments
Reserv
e
Account Dra
w
Amount
T
otal
A
vailable Funds
A
vailable Funds ABS Notes
A
vailable 2021-B Collections
41,393,478.99
Initial
Balance
Beginning
Balance
Ending
Balance
Exchange Note Balance
1,396,499,553.61
176,676,555.63
141,773,783.08
34,979,332.39
34,979,332.39
0.00
Subtotal
5,616,227.78
10,233,168.92
25,372,596.71
30,924.96
103,425.14
41,221,993.41
0.00
0.00
171,485.58
29,793.18
0.00
0.00
34,902,772.55
0.00
0.00
(8) Excess Collections to Certificateholders
T
otal Distribution
(1)
T
otal Trustee Fees and an
y
Asset Representations Reviewer fees
(max. $250,000 p.a.)
(2) Interest Distributabl
e
Amount Clas
s
A Notes
(3) Priority Principal Distributio
n
Amount
(4)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(5) Regular Principal Distributio
n
Amount
(6) Additional Servicing Fee and Transition Costs
(7)
T
otal Trustee Fees and an
y
Asset Representations Reviewer fees
[not previously paid under (1)]
0.00
34,979,332.39
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2) Exchange Note Interest Distributabl
e
Amount
(0.52%)
(3) Exchange Note Principal Distributabl
e
Amount
(4) Any amounts by which the sum payable pursuant to Section 8.03(a)(i)
through (vii) of the Indenture (or, if applicable, pursuant to Section
5.04(b)(i)through (vii) of the Indenture) exceed the sum of the Exchange
Note Interest Distributabl
e
Amount and the Exchange Note Principal
Distributabl
e
Amount
(5) Remaining Funds Payable
T
otal Distribution
41,393,478.99
Distributions ABS Notes
Distribution on the Exchange Note
208,480.44
0.00
76,559.84
34,902,772.55
0.00
46,766.66
6,205,666.16

Mercedes-Benz Auto Lease
T
rust 2021-B

Amounts in USD
Investor Report
Collection Period Ended
29-Feb-2024
Distribution Detail
Amount Paid
Shortfall
Amount Due
T
otal Servicing Fee
T
otal Trustee Fee
208,480.44
0.00
0.00
0.00
208,480.44
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
29,793.18
0.00
0.00
0.00
29,793.18
0.00
0.00
0.00
0.00
0.00
29,793.18
0.00
0.00
0.00
29,793.18
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
Interest Distributabl
e
Amount Clas
s
A
Notes
0.00
0.00
0.00
0.00
0.00
29,793.18
0.00
0.00
0.00
0.00
0.00
29,793.18
0.00
0.00
0.00
0.00
0.00
0.00
Priority Principal Distributio
n
Amount
0.00
0.00
0.00
Regular Principal Distributio
n
Amount
34,902,772.55
0.00
34,902,772.55
Principal Distributio
n
Amount
34,902,772.55
34,902,772.55
0.00

Mercedes-Benz Auto Lease
T
rust 2021-B

Amounts in USD
Investor Report
Collection Period Ended
29-Feb-2024
Investment Earnings
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Deficiency
3,674,998.83
Reserve Fund Require
d
Amount
Reserve Fun
d
Amount - Beginning Balance
plus top up Reserve Fund up to the Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Reserve Fun
d
Amount - Ending Balance
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Exchange Note
Collectio
n
Account
Investment Earnings for the Collection Period
13,644.14
157,841.44
171,485.58
3,674,998.83
0.00
13,644.14
13,644.14
0.00
3,674,998.83
0.00
Notice to Investors
Mercedes-Benz Financial Services USA LLC, as Servicer has elected to exercise its option under Section 5.01 of the 2021-B Servicing Supplement to purchase the 2021-B Exchange
Note on March 15, 2024 (the "Redemption Date") and has deposited $35,198,817.15 into the 2021
-
B Exchange Note Collectio
n
Account to redeem the balance of the Clas
s
A-4 Note.
Therefore, pursuant to Section 10.01 of the Indenture, the Notes will be redeemed on the Redemption Date.

Mercedes-Benz Auto Lease
T
rust 2021-B

Amounts in USD
Investor Report
Collection Period Ended
29-Feb-2024
Pool Statistics
Pool Data
14.64%
Pool Factor
Number of Leases
32,998
Cutoff Date Securitization
V
alue
Securitization
V
alue beginning of Collection Period
Principal portion of lease payments
T
erminations- Early
T
erminations- Scheduled
Repurchase Payment (excluding interest)
Gross Losses
Securitization
V
alue end of Collection Period
250,176,532.14
4,368,436.96
8,358,525.63
21,232,839.36
0.00
942,970.60
215,273,759.59
Amount
1,469,999,530.12
8,233
7,156
As of Cutoff Date
6.58%
29.51
11.34
917,070,196.49
W
eighte
d
A
verage Securitization Rate
W
eighte
d
A
verage Remaining
T
erm (months)
W
eighte
d
A
verage Seasoning (months)
Aggregate Base Residual
V
alue
Cumulative Turn-in Ratio
Proportion of base prepayment assumption realized life to date
Actual lifetime prepayment speed
Current
6.57%
7.10
39.06
188,174,976.83
23.01%
80.35%
0.69%
Delinquency Profile
*A lease is not considered delinquent if the amount past due is less than
10% of the payment due under such lease
**Based on the actual Securitization
V
alue of the respective leases
Amount **
211,454,791.96
2,070,960.26
1,133,351.39
614,655.98
215,273,759.59
Percentage
98.23%
0.96%
0.53%
0.29%
100.00%
Delinquency Profile *
Current
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Number of Leases
7,049

29
17
7,156
Delinquency
T
rigger
5.147%
60+ Delinquency Leases to EO
P
Aggregate Securitization
V
alue
0.812%
Delinquency Trigger occurred
No

Mercedes-Benz Auto Lease
T
rust 2021-B

Amounts in USD
Investor Report
Collection Period Ended
29-Feb-2024
Loss Statistics
Current
Credit Loss
Amount
Number of Leases
Cumulative
Amount
Number of Leases
Securitization
V
alue of Defaulted Leases, Beg of Collection Period
Liquidation Proceeds
Recoveries
635,604.08
306,022.41
221,933.33
Principal Net Credit Loss / (Gain)
107,648.34
9,042.94
22
36,452,016.97

30,085,287.38
6,357,686.65
Net Credit Loss / (Gain) as % of
A
verage Securitization
V
alue (annualized):
Current Collection Period
Prior Collection Period
Second
Prior Collection Period Third
Prior Collection Period
Four Mont
h
A
verage
0.329%
A
verage Net Credit Loss / (Gain)
9.63
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date Securitization
V
alue
0.001%
0.555%
(0.307%)
0.574%
0.495%
Current
Residual Loss
Amount
Number of Leases
Cumulative
Amount
Number of Leases
Securitization
V
alue of Liquidated Leases, Beg of Collection Period
Sales Proceeds and Other Payments Received
Residual Loss / (Gain)
29,898,731.51
34,949,479.92
1,055
784,913,095.32
24,900
917,986,414.63
(5,050,748.41)
(133,073,319.31)
Residual Loss / (Gain) as % of
A
verage Securitization
V
alue (annualized):
Current Collection Period
Prior Collection Period
Second
Prior Collection Period Third
Prior Collection Period
Four Mont
h
A
verage
(25.750)%
A
verage Residual Loss / (Gain)
Cumulative Residual Loss / (Gain) as % of Cutoff Date Securitization
V
alue
(9.053)%
(5,344.31)
(26.043)%
(29.317%)
(23.642%)
(23.998%)